UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-23286

HARVEST VOLATILITY EDGE TRUST

(Exact name of registrant as specified in charter)

420 Lexington Ave., Suite 2620, New York, New York 10170

(Address of principal executive offices) (Zip code)

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 682-7822

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

HARVEST

VOLATILITY MANAGEMENT

HARVEST EDGE FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2018

Table of Contents

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	6
Schedule of Investments	7
Statements of Assets and Liabilities	13
Statements of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	24
Additional Information	33

Harvest Edge Funds	Shareholder Letter

April 30, 2018 (Unaudited)

The semiannual period ending April 30, 2018 marks the first half year of performance of the Harvest Edge Mutual Funds. In this report, you will find a listing of holdings, financial statements and highlights, and information about the performance and positioning of the Funds.

Harvest Edge Funds apply our income-seeking options1 strategy over Core Investments that offer investors choice in their exposure to equity, fixed income or cash asset classes. The strategy, which prefers more moderate market volatility and trading in a generally predictable range, performed well through the end of 2018 before facing a challenging first quarter where performance suffered from greater short-term volatility. We rebounded with solid performance in April.

Coming into the second quarter of 2018, we observed the market’s more recent higher volatility levels translating into wider bands. This helped us better absorb this market volatility and collect greater option premiums, both of which contributed to a continued recovery from a performance perspective. The S&P 500 Index (SPX) option remained broadly in the 2575-2725 which suited our approach well.

Regarding April in particular, we benefitted from an SPX that, despite pockets of volatility, remained mostly range bound and a VIX (CBOE Volatility Index) that generally returned to more normal levels.

We appreciate your confidence and trust and welcome your comments and questions. Please also visit us at www.hvmfunds.com for other current information about our funds.

Richard L. Selvala, Jr.

Chief Executive Officer, Co-Founder, Portfolio Manager

[1]	An option is a financial contract that gives an investor the right, but not the obligation, to either buy or sell an asset at a pre-determined price (known as the strike price) by a specified date (known as the expiration date).

The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Disclosures

An investment in the Funds involves risk, including loss of principal. Certain investments or investment transactions, such as options, are subject to the risk that the Fund's counter-party will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. The options in which the Fund invests are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund's initial investment. The Funds recently commenced operations and has limited operating history. There can be no assurance that the Fund will be successful.

Semi-Annual Report | April 30, 2018	1

Harvest Edge Absolute Fund	Portfolio Update

April 30, 2018 (Unaudited)

Average Annual Total Returns (as of April 30, 2018)

	3 Month	YTD	1 Year*	3 Year*	5 Year*	Since Inception*
Harvest Edge Absolute Fund (Investor) - NAV	0.40%	0.00%	1.48%	3.77%	2.33%	3.90%
Harvest Edge Absolute Fund (Institutional) - NAV	0.55%	0.15%	1.63%	3.82%	2.36%	3.92%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.36%	0.47%	1.12%	0.52%	0.32%	0.23%
Cboe S&P 500 Iron Condor Index	3.60%	0.40%	-1.01%	1.97%	0.71%	0.22%

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months.

The Cboe S&P 500 Iron Condor Index is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500 Index (SPX) put option and a rolling monthly out-of-the-money (OTM) SPX call option; 2) buys a rolling monthly OTM SPX put option and a rolling monthly OTM SPX call option to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the index.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 2.40% for the Investor Class and 2.13% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense excluding interest expense is 1.20% for Investor Class and 0.95% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2019 to waive fees and/ or reimburse expenses incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.95%.

Performance of $10,000* Initial Investment (as of April 30, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	A privately offered fund managed by Harvest Volatility Management LLC, the Fund’s investment adviser (“Adviser”), was reorganized into the Fund as of the date the Fund commenced operations December 18, 2017. This privately offered fund was organized on May 14, 2009 and commenced operations on October 1, 2009 and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

2	www.hvmfunds.com

Harvest Edge Absolute Fund	Portfolio Update

April 30, 2018 (Unaudited)

The Fund’s performance for periods prior to its commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown. For periods following the Fund’s commencement of operations on December 18, 2017, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

Semi-Annual Report | April 30, 2018	3

Harvest Edge Equity Fund	Portfolio Update

April 30, 2018 (Unaudited)

Average Annual Total Returns (as of April 30, 2018)

	3 Month	YTD	Since Inception*
Harvest Edge Equity Fund (Investor) - NAV	-6.61%	-2.21%	-2.50%
Harvest Edge Equity Fund (Institutional) - NAV	-6.51%	-2.20%	-2.40%
S&P 500 Total Return Index	-5.77%	-0.38%	-0.94%

The Standard & Poor’s 500 Index (S&P 500) is an index of 505 stocks issued by 500 large companies with market capitalizations of at least $6.1 billion. It is seen as a leading indicator of U.S. equities and a reflection of the performance of the large-cap universe.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 2.31% for the Investor Class and 2.04% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense is 1.16% for Investor Class and 0.91% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2019 to waive fees and/ or reimburse expenses incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.95%.

*	Fund’s inception date is December 18, 2017.

Performance of $10,000 Initial Investment (as of April 30, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	www.hvmfunds.com

Harvest Edge Bond Fund	Portfolio Update

April 30, 2018 (Unaudited)

Average Annual Total Returns (as of April 30, 2018)

	3 Month	YTD	Since Inception*
Harvest Edge Bond Fund (Investor) - NAV	-2.31%	-3.97%	-3.88%
Harvest Edge Bond Fund (Institutional) - NAV	-2.24%	-3.90%	-3.80%
Bloomberg Barclays US Aggregate Bond Index	-1.05%	-2.19%	-2.13%

Barclays Capital U.S. Aggregate Bond Index - The Barclays Capital U.S. Aggregate Bond Index is the most common index used to track the performance of investment grade bonds in the U.S.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 2.21% for the Investor Class and 1.94% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense is 0.86% for Investor Class and 0.61% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2019 to waive fees and/ or reimburse expenses incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.95%.

*	Fund’s inception date is December 18, 2017.

Performance of $10,000 Initial Investment (as of April 30, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | April 30, 2018	5

Harvest Edge Funds	Disclosure of Fund Expenses

April 30, 2018 (Unaudited)

As a shareholder of the Funds, you will incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2017 and held until April 30, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expense Ratio(a)	Expenses Paid During period 11/1/17 - 4/30/18(b)
Harvest Edge Absolute Fund
Harvest Edge Absolute Fund - Investor
Based on Actual Fund Return(c)	$1,000.00	$1,001.00	1.47%	$5.36
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.50	1.47%	$7.35
Harvest Edge Absolute Fund - Institutional
Based on Actual Fund Return(c)	$1,000.00	$1,001.50	1.12%	$4.08
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.24	1.12%	$5.61
Harvest Edge Equity Fund
Harvest Edge Equity Fund - Investor
Based on Actual Fund Return(c)	$1,000.00	$975.00	1.24%	$4.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.65	1.24%	$6.21
Harvest Edge Equity Fund - Institutional
Based on Actual Fund Return(c)	$1,000.00	$976.00	0.98%	$3.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.93	0.98%	$4.91
Harvest Edge Bond Fund
Harvest Edge Bond Fund - Investor
Based on Actual Fund Return(c)	$1,000.00	$961.20	0.94%	$3.36
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.13	0.94%	$4.71
Harvest Edge Bond Fund - Institutional
Based on Actual Fund Return(c)	$1,000.00	$962.00	0.68%	$2.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.42	0.68%	$3.41

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181/365).

(c)	The actual expenses paid during the period (133 days) and beginning account value are based on the commencement of operations on December 19, 2017.

6	www.hvmfunds.com

Harvest Edge Absolute Fund	Schedule of Investments

April 30, 2018 (Unaudited)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (26.22%)
SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF (a)	34,677	$3,174,333

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,170,172)		3,174,333

PURCHASED OPTIONS (0.41%)(b)
S&P® 500 Index	364	49,472

TOTAL PURCHASED OPTIONS
(Cost $240,119)		49,472

	Yield	Principal
SHORT TERM INVESTMENTS (71.85%)
United States Treasury Bill, 06/07/2018(a)(c)	0.59%	$8,715,000	8,700,378

TOTAL SHORT TERM INVESTMENTS
(Cost $8,700,605)			8,700,378
TOTAL INVESTMENTS (98.48%)
(Cost $12,110,896)			$11,924,183

WRITTEN OPTIONS (premiums received $876,544) (-2.41%)			(292,068)

Other Assets In Excess Of Liabilities (3.93%)(d)			476,651

NET ASSETS (100.00%)			$12,108,766

(a)	All or a portion of this security is held as collateral for the written call and put options. As of April 30, 2018, the total value of securities held as collateral for the written options is $11,874,691.
(b)	See Purchased Options schedule for more details.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(d)	Includes cash being held as collateral.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	7

Harvest Edge Absolute Fund	Schedule of Investments

April 30, 2018 (Unaudited)

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,825	05/18/2018	46	$12,181,030	$11,557	$1,265	$(10,292)
S&P® 500 Index	Interactive Brokers	$2,875	05/25/2018	45	11,916,225	16,435	1,125	(15,310)
S&P® 500 Index	Interactive Brokers	$2,875	06/01/2018	45	11,916,225	18,015	1,575	(16,440)
S&P® 500 Index	Interactive Brokers	$2,825	06/08/2018	46	12,181,030	8,721	5,750	(2,971)
					$48,194,510	$54,728	$9,715	$(45,013)

Purchased Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,375	05/18/2018	46	12,181,030	72,000	6,670	(65,330)
S&P® 500 Index	Interactive Brokers	$2,300	05/25/2018	45	11,916,225	34,885	6,975	(27,910)
S&P® 500 Index	Interactive Brokers	$2,300	06/01/2018	45	11,916,225	43,890	10,012	(33,878)
S&P® 500 Index	Interactive Brokers	$2,325	06/08/2018	46	12,181,030	34,616	16,100	(18,516)
					$48,194,510	$185,391	$39,757	$(145,634)

Written Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,575	05/18/2018	46	$12,181,030	$(251,701)	$(54,050)	$197,651
S&P® 500 Index	Interactive Brokers	$2,525	05/25/2018	45	11,916,225	(125,585)	(41,400)	84,185
S&P® 500 Index	Interactive Brokers	$2,550	06/01/2018	45	11,916,225	(161,850)	(69,300)	92,550
S&P® 500 Index	Interactive Brokers	$2,525	06/08/2018	46	12,181,030	(125,859)	(70,610)	55,249
					$48,194,510	$(664,995)	$(235,360)	$429,635

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,750	05/18/2018	46	12,181,030	(40,470)	(7,935)	32,535
S&P® 500 Index	Interactive Brokers	$2,800	05/25/2018	45	11,916,225	(50,165)	(3,825)	46,340
S&P® 500 Index	Interactive Brokers	$2,775	06/01/2018	45	11,916,225	(84,540)	(11,138)	73,402
S&P® 500 Index	Interactive Brokers	$2,750	06/08/2018	46	12,181,030	(36,374)	(33,810)	2,564
					$48,194,510	$(211,549)	$(56,708)	$154,841

See Notes to Financial Statements

8	www.hvmfunds.com

Harvest Edge Equity Fund	Schedule of Investments

April 30, 2018 (Unaudited)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (96.29%)
iShares® Core S&P® 500 ETF (a)	922	$245,538
SPDR® S&P® 500 ETF Trust (a)	929	245,730
Vanguard S&P® 500 ETF (a)	1,010	245,349
Vanguard Total Stock Market ETF (a)	1,801	245,530

TOTAL EXCHANGE-TRADED FUNDS
(Cost $992,569)		982,147

PURCHASED OPTIONS (0.09%)(b)
S&P® 500 Index	6	905

TOTAL PURCHASED OPTIONS
(Cost $2,039)		905

TOTAL INVESTMENTS (96.38%)
(Cost $994,608)		$983,052

WRITTEN OPTIONS (premiums received $8,953) (-0.53%)		(5,405)

Other Assets In Excess Of Liabilities (4.15%)(c)		42,356

NET ASSETS (100.00%)		$1,020,003

(a)	All or a portion of this security is held as collateral for the written call and put options. As of April 30, 2018, the total value of securities held as collateral for the written options is $267,370.
(b)	See Purchased Options schedule for more details.
(c)	Includes cash being held as collateral.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	9

Harvest Edge Equity Fund	Schedule of Investments

April 30, 2018 (Unaudited)

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,825	05/18/2018	1	$264,805	$47	$27	$(20)
S&P® 500 Index	Interactive Brokers	$2,875	06/01/2018	1	264,805	400	35	(365)
S&P® 500 Index	Interactive Brokers	$2,825	06/08/2018	1	264,805	145	125	(20)
					$794,415	$592	$187	$(405)

Purchased Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,375	05/18/2018	1	264,805	110	145	35
S&P® 500 Index	Interactive Brokers	$2,300	06/01/2018	1	264,805	975	223	(752)
S&P® 500 Index	Interactive Brokers	$2,325	06/08/2018	1	264,805	362	350	(12)
					$794,415	$1,447	$718	$(729)

Written Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,575	05/18/2018	1	$264,805	$(766)	$(1,175)	$(409)
S&P® 500 Index	Interactive Brokers	$2,550	06/01/2018	1	264,805	(3,596)	(1,540)	2,056
S&P® 500 Index	Interactive Brokers	$2,525	06/08/2018	1	264,805	(1,528)	(1,535)	(7)
					$794,415	$(5,890)	$(4,250)	$1,640

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,750	05/18/2018	1	264,805	(382)	(173)	209
S&P® 500 Index	Interactive Brokers	$2,775	06/01/2018	1	264,805	(1,878)	(247)	1,631
S&P® 500 Index	Interactive Brokers	$2,750	06/08/2018	1	264,805	(803)	(735)	68
					$794,415	$(3,063)	$(1,155)	$1,908

See Notes to Financial Statements

10	www.hvmfunds.com

Harvest Edge Bond Fund	Schedule of Investments

April 30, 2018 (Unaudited)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (96.16%)
Schwab U.S. Aggregate Bond ETF (a)	4,871	$246,180
SPDR® Portfolio Aggregate Bond ETF (a)	8,829	245,888
iShares® Core U.S. Aggregate Bond ETF (a)	2,320	245,920
Vanguard Total Bond Market ETF (a)	3,112	246,004

TOTAL EXCHANGE-TRADED FUNDS
(Cost $991,820)		983,992

PURCHASED OPTIONS (0.09%)(b)
S&P® 500 Index	6	905

TOTAL PURCHASED OPTIONS
(Cost $2,039)		905

TOTAL INVESTMENTS (96.25%)
(Cost $993,859)		$984,897

WRITTEN OPTIONS (premiums received $8,953) (-0.53%)		(5,405)

Other Assets In Excess Of Liabilities (4.28%)(c)		43,824

NET ASSETS (100.00%)		$1,023,316

(a)	All or a portion of this security is held as collateral for the written call and put options. As of April 30, 2018, the total value of securities held as collateral for the written options is $263,624.
(b)	See Purchased Options schedule for more details.
(c)	Includes cash being held as collateral.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	11

Harvest Edge Bond Fund	Schedule of Investments

April 30, 2018 (Unaudited)

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,825	05/18/2018	1	$264,805	$47	$27	$(20)
S&P® 500 Index	Interactive Brokers	$2,875	06/01/2018	1	264,805	400	35	(365)
S&P® 500 Index	Interactive Brokers	$2,825	06/08/2018	1	264,805	144	125	(19)
					$794,415	$591	$187	$(404)

Purchased Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,375	05/18/2018	1	264,805	110	145	35
S&P® 500 Index	Interactive Brokers	$2,300	06/01/2018	1	264,805	976	223	(753)
S&P® 500 Index	Interactive Brokers	$2,325	06/08/2018	1	264,805	362	350	(12)
					$794,415	$1,448	$718	$(730)

Written Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,575	05/18/2018	1	$264,805	$(766)	$(1,175)	$(409)
S&P® 500 Index	Interactive Brokers	$2,550	06/01/2018	1	264,805	(3,596)	(1,540)	2,056
S&P® 500 Index	Interactive Brokers	$2,525	06/08/2018	1	264,805	(1,528)	(1,535)	(7)
					$794,415	$(5,890)	$(4,250)	$1,640

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,750	05/18/2018	1	264,805	(382)	(173)	209
S&P® 500 Index	Interactive Brokers	$2,775	06/01/2018	1	264,805	(1,878)	(247)	1,631
S&P® 500 Index	Interactive Brokers	$2,750	06/08/2018	1	264,805	(803)	(735)	68
					$794,415	$(3,063)	$(1,155)	$1,908

See Notes to Financial Statements

12	www.hvmfunds.com

Harvest Edge Funds	Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
ASSETS
Investments, at value (Cost $12,110,896, $994,608 and $993,859, respectively)	$11,924,183	$983,052	$984,897
Deposit with broker for written options	439,702	773,427	774,348
Receivable for investment securities sold	–	3,478	3,478
Receivable from adviser	66,317	–	–
Other assets	67,239	27,182	27,182
TOTAL ASSETS	12,497,441	1,787,139	1,789,905
LIABILITIES
Written Options, at value (premiums received $876,544, $8,953 and $8,953, respectively)	292,068	5,405	5,405
Payable for investment securities purchased	–	721,251	720,799
Payable to adviser	7,168	19,387	19,332
Payable for transfer agency fees	8,714	6,249	6,248
Payable for professional fees	26,677	8,393	8,373
Accrued distribution fees	58	96	94
Accrued compliance fees	151	129	126
Payable to administrator	48,476	1,617	1,602
Payable for trustees' fees	598	120	121
Other accrued expenses	4,765	4,489	4,489
TOTAL LIABILITIES	388,675	767,136	766,589
NET ASSETS	$12,108,766	$1,020,003	$1,023,316

Net assets consist of:
Paid-in capital	$12,213,694	$1,033,333	$1,034,175
Accumulated net investment income	2,500	532	409
Accumulated net realized losses	(505,191)	(5,854)	(5,854)
Net unrealized appreciation (depreciation)	397,763	(8,008)	(5,414)
NET ASSETS	$12,108,766	$1,020,003	$1,023,316
PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$118,273	$113,788	$112,179
Investor shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	11,819	11,667	11,755
Net asset value	$10.01	$9.75	$9.54
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$11,990,493	$906,215	$911,137
Institutional shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,197,376	92,866	94,720
Net asset value	$10.01	$9.76	$9.62

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	13

Harvest Edge Funds	Statements of Operations

For the Period December 19, 2017 (Commencement of Operations) to April 30, 2018 (Unaudited)

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
INVESTMENT INCOME
Dividends	$12,705	$1,705	$2,083
Interest	59,545	–	–
TOTAL INVESTMENT INCOME	72,250	1,705	2,083

EXPENSES
Investment advisory fees	36,409	584	468
Distribution fees
Investor Class	60	106	104
Transfer agent fees	10,643	10,417	10,417
Delegated transfer agent fees
Investor Class	25	25	24
Institutional Class	2,672	37	36
Interest expense - margin account	9,565	91	92
Administrative fees	105,732	2,591	2,550
Registration and filing fees	16,082	14,976	14,977
Professional fees	26,677	8,401	8,391
Custodian fees	4,009	4,009	4,009
Compliance fees	8,927	278	272
Trustees' fees	33,072	680	661
Printing of shareholder reports	1,348	77	75
Other expenses	17,210	2,346	2,346
TOTAL EXPENSES	272,431	44,618	44,422

Expenses waived/reimbursed by the Adviser
Investor Class	(1,123)	(29,477)	(29,506)
Institutional Class	(208,573)	(13,968)	(14,084)
NET EXPENSES	62,735	1,173	832

NET INVESTMENT INCOME	9,515	532	1,251

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gains/(losses) from investments	(50,935)	880	880
Net realized losses from written option contracts	(454,256)	(6,734)	(6,734)
Net realized losses	(505,191)	(5,854)	(5,854)

Net change in unrealized appreciation/(depreciation) on investments	(186,713)	(11,556)	(8,962)
Net change in unrealized appreciation/(depreciation) on written option contracts	584,476	3,548	3,548
Net change in unrealized appreciation/(depreciation)	397,763	(8,008)	(5,414)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND OPTIONS CONTRACTS	(107,428)	(13,862)	(11,268)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,913)	$(13,330)	$(10,017)

See Notes to Financial Statements

14	www.hvmfunds.com

Harvest Edge Absolute Fund	Statement of Changes in Net Assets

For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
FROM OPERATIONS
Net investment income	$9,515
Net realized losses	(505,191)
Net change in unrealized appreciation	397,763
Net decrease in net assets resulting from operations	(97,913)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Investor	–
Institutional	(7,015)
Decrease in net assets from distributions to shareholders	(7,015)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	102,500
Payments for shares redeemed	(2,524)
Net increase in net assets from Investor share transactions	99,976

Institutional
Proceeds from sales of shares	16,082,271
Net asset value of shares issued in reinvestment of distributions	7,015
Payments for shares redeemed	(4,008,902)
Net increase in net assets from Institutional share transactions	12,080,384
TOTAL NET INCREASE IN NET ASSETS	12,075,432
NET ASSETS:
Beginning of period	33,334
End of period	$12,108,766
ACCUMULATED NET INVESTMENT INCOME	$2,500

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	10,417
Shares repurchased	(265)
Net increase	10,152
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	11,819

Institutional
Shares sold	1,608,227
Issued to shareholders in reinvestment of distributions	743
Shares repurchased	(413,261)
Net increase	1,195,709
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	1,197,376

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	15

Harvest Edge Equity Fund	Statement of Changes in Net Assets

For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
FROM OPERATIONS
Net investment income	$532
Net realized losses	(5,854)
Net change in unrealized depreciation	(8,008)
Net decrease in net assets resulting from operations	(13,330)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	99,999
Net increase in net assets from Investor share transactions	99,999

Institutional
Proceeds from sales of shares	900,000
Net increase in net assets from Institutional share transactions	900,000

TOTAL NET INCREASE IN NET ASSETS	986,669

NET ASSETS:
Beginning of period	33,334
End of period	$1,020,003
ACCUMULATED NET INVESTMENT INCOME	$532

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	10,000
Net increase	10,000
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	11,667

Institutional
Shares sold	91,199
Net increase	91,199
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	92,866

See Notes to Financial Statements

16	www.hvmfunds.com

Harvest Edge Bond Fund	Statement of Changes in Net Assets

For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
FROM OPERATIONS
Net investment income	$1,251
Net realized losses	(5,854)
Net change in unrealized depreciation	(5,414)
Net decrease in net assets resulting from operations	(10,017)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Investor	(842)
Institutional	–
Decrease in net assets from distributions to shareholders	(842)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	99,999
Net asset value of shares issued in reinvestment of distributions	842
Net increase in net assets from Investor share transactions	100,841
Institutional
Proceeds from sales of shares	900,000
Net increase in net assets from Institutional share transactions	900,000
TOTAL NET INCREASE IN NET ASSETS	989,982

NET ASSETS:
Beginning of period	33,334
End of period	$1,023,316
ACCUMULATED NET INVESTMENT INCOME	$409

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	10,000
Issued to shareholders in reinvestment of distributions	88
Net increase	10,088
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	11,755

Institutional
Shares sold	93,053
Net increase	93,053
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	94,720

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	17

Harvest Edge Absolute Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.00	)(c)
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.01

NET ASSET VALUE, END OF PERIOD	$10.01

TOTAL RETURN(d)	0.10	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$118

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.47	%(f)
Operating expenses excluding fee waivers/reimbursements	6.10	%(f)
Net investment loss including fee waivers/reimbursements	(0.02	%)(f)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	1.20	%(f)
Operating expenses excluding fee waivers/reimbursements	5.83	%(f)
Net investment loss including fee waivers/reimbursements	(0.29	%)(f)

PORTFOLIO TURNOVER RATE	34	%(e)

(a)	Calculated using average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $(0.005).

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements

18	www.hvmfunds.com

Harvest Edge Absolute Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.01
Net realized and unrealized gain on investments	0.00	(b)
Total from investment operations	0.01
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.00	)(b)
Total distributions	(0.00	)(b)

NET ASSET VALUE, END OF PERIOD	$10.01

TOTAL RETURN(c)	0.15	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$11,990

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.12	%(e)
Operating expenses excluding fee waivers/reimbursements	4.87	%(e)
Net investment income including fee waivers/reimbursements	0.17	%(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.95	%(e)
Operating expenses excluding fee waivers/reimbursements	4.70	%(e)
Net investment income including fee waivers/reimbursements	0.00	%(b)(e)

PORTFOLIO TURNOVER RATE	34	%(d)

(a)	Calculated using average shares method.

(b)	Amount less than $(0.005).

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	19

Harvest Edge Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.25)

NET ASSET VALUE, END OF PERIOD	$9.75

TOTAL RETURN(b)	(2.50	%)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$114

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.24	%(d)
Operating expenses excluding fee waivers/reimbursements	70.59	%(d)
Net investment income including fee waivers/reimbursements	0.53	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	1.15	%(d)
Operating expenses excluding fee waivers/reimbursements	70.50	%(d)
Net investment income including fee waivers/reimbursements	0.44	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

20	www.hvmfunds.com

Harvest Edge Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.24)

NET ASSET VALUE, END OF PERIOD	$9.76

TOTAL RETURN(b)	(2.40	%)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$906

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	0.98	%(d)
Operating expenses excluding fee waivers/reimbursements	22.18	%(d)
Net investment income including fee waivers/reimbursements	0.47	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.90	%(d)
Operating expenses excluding fee waivers/reimbursements	22.10	%(d)
Net investment income including fee waivers/reimbursements	0.39	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	21

Harvest Edge Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	(0.39)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)
Total distributions	(0.07)

NET ASSET VALUE, END OF PERIOD	$9.54

TOTAL RETURN(b)	(3.88	%)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$112

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	0.94	%(d)
Operating expenses excluding fee waivers/reimbursements	72.10	%(d)
Net investment income including fee waivers/reimbursements	1.18	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.85	%(d)
Operating expenses excluding fee waivers/reimbursements	72.01	%(d)
Net investment income including fee waivers/reimbursements	1.09	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

22	www.hvmfunds.com

Harvest Edge Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Period December 19, 2017 (Commencement of operations) to April 30, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss on investments	(0.42)
Total from investment operations	(0.38)

NET ASSET VALUE, END OF PERIOD	$9.62

TOTAL RETURN(b)	(3.80	%)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$911

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	0.68	%(d)
Operating expenses excluding fee waivers/reimbursements	22.43	%(d)
Net investment income including fee waivers/reimbursements	1.17	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.60	%(d)
Operating expenses excluding fee waivers/reimbursements	22.35	%(d)
Net investment income including fee waivers/reimbursements	1.09	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2018	23

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

1. ORGANIZATION AND REGISTRATION

Harvest Volatility Edge Trust (the “Trust”) is an open-end management investment company created as a Delaware statutory trust on August 28, 2017 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund (each a “Fund” and collectively, the “Funds”, “Harvest Edge Funds”). The Funds’ investment adviser is Harvest Volatility Management LLC (the “Adviser”). The Funds are open end, “diversified companies” registered under the 1940 Act.

The Harvest Edge Absolute Fund seeks to provide total return independent of general market direction.

The Harvest Edge Equity Fund seeks investment results that generally correspond to the total return performance of U.S. large capitalization equity securities while generating incremental income.

The Harvest Edge Bond Fund seeks investment results that generally correspond to the total return performance of bonds while generating incremental income.

The Trust offers Investor and Institutional share classes, which are sold at net asset value (“NAV”) and are not subject to a sales load. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on fiscal period end of the Funds.

Portfolio Valuation: The net asset value per common share of the Funds is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. Each Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trusts Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies. Shares of Exchange Traded Funds (“ETFs”) will usually be valued in the same manner as equity securities that are traded on an exchange.

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/ dealers that make a market in the security.

24	www.hvmfunds.com

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

An exchange-traded option is valued on the valuation day at the mean of the bid and ask prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant Exchange or Board of Trade for non-U.S. listed options. Flexible exchange options cleared by the Options Clearing Corporation will be valued by a pricing vendor. When the Fund writes a call option, it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentences.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Each Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Funds’ valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes.

Organizational and Offering Costs: All organization and offering costs incurred by the Trust were paid by the Adviser.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund share classes based on average net assets.

Additionally, the Funds may invest in ETFs or mutual funds, which are subject to management fees and other fees that may increase the costs of investing in ETFs or mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of ETFs or mutual funds are not included in the amounts shown as expenses in the Funds’ Statements of Operations or in the expense ratios included in the financial highlights.

Federal Income Taxes: Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

As of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Semi-Annual Report | April 30, 2018	25

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Indemnification: Under the Trust’s organizational documents, the Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. FAIR VALUE MEASUREMENTS

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

Harvest Edge Absolute Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,174,333	$–	$–	$3,174,333
Purchased Options	49,472	–	–	49,472
Short Term Investments	–	8,700,378	–	8,700,378
TOTAL	$3,223,805	$8,700,378	$–	$11,924,183
Other Financial Instruments
Liabilities
Written Options	$(292,068)	$–	$–	$(292,068)
TOTAL	$(292,068)	$–	$–	$(292,068)

26	www.hvmfunds.com

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

Harvest Edge Equity Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$982,147	$–	$–	$982,147
Purchased Options	905	–	–	905
TOTAL	$983,052	$–	$–	$983,052
Other Financial Instruments
Liabilities
Written Options	$(5,405)	$–	$–	$(5,405)
TOTAL	$(5,405)	$–	$–	$(5,405)

Harvest Edge Bond Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$983,992	$–	$–	$983,992
Purchased Options	905	–	–	905
TOTAL	$984,897	$–	$–	$984,897
Other Financial Instruments
Liabilities
Written Options	$(5,405)	$–	$–	$(5,405)
TOTAL	$(5,405)	$–	$–	$(5,405)

There were no Level 3 securities held in any of the Funds at April 30, 2018.

The Funds recognize transfers between the levels as of the end of the period. For the period ended April 30, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities.

4. DERIVATIVE INSTRUMENTS

Derivatives Risk: The options in which the Funds invest are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These additional risks include leverage, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives may also expose a Fund to the performance of securities that the Fund does not own.

Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price.

Options in which the Funds invest are usually traded on an exchange or through a central counterparty. The Fund is thus subject to the credit risk of the clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free. To the extent that a Fund invests in options that are not traded on an exchange or through a central counterparty, the Adviser will evaluate the creditworthiness and financial responsibility of any counterparty based on factors deemed relevant by the Adviser. However, any such transaction would be subject to risks associated with the particular counterparty, including its creditworthiness.

Semi-Annual Report | April 30, 2018	27

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

The skills necessary to successfully execute options strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of options could also result in a loss that may substantially exceed the Fund’s initial investment. Use of derivatives may also cause a Fund to be subject directly or indirectly to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may, in some cases, cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates when distributed to shareholders) than if the Fund had not engaged in such transactions.

Options Risk: Writing (selling) or purchasing an option involves the payment by the option holder (purchaser) and receipt by the seller of a premium and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying instrument for a specific price at a certain time or during a certain period. Writing (selling) options involves greater risk because the seller is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received. The premiums received by the Funds for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike (exercise or expiration) price of the written (sold) options. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the option holder (purchaser) loses its premium.

Writing (selling) call options involves the risk that the seller may be obligated to deliver securities at less than their current market price and, in the case of an uncovered or unhedged written option, the risk of loss is theoretically unlimited. Writing (selling) put options involves the risk that the seller must purchase the securities at more than their current market price.

The Funds intend to write (sell) and purchase call and put options on an equity index. Options on an index are similar to options on securities but because no underlying security can be delivered the option represents the right of the option holder (purchaser) to obtain from the writer (seller), in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the price level of the index at expiration.

Purchasing and writing (selling) put and call options are highly specialized activities and entail greater than ordinary investment risks. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. Successful use by the Funds of options on an equity index depends on the ability of the Adviser to correctly predict changes in the index’s volatility or other market factors. During periods of sudden and significant volatility in the equity markets, the Funds’ Collateral Yield Enhancement Strategy (as described in the Funds’ prospectus) will be adversely affected. As a result, a Fund’s net asset value per share may experience significant increases or decreases over short time periods. No assurance can be given that the Adviser’s judgment in this respect will be correct or that during certain market conditions a Fund will be able to close its written (sold) options, which may result in substantial losses to the Fund. In addition, a Fund’s use of purchased options intended to define or mitigate risk may be inadequate or unsuccessful.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

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Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of April 30, 2018:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Harvest Edge Absolute Fund
Equity Contracts (Purchased Options)	Investments, at value	$49,472	N/A	$–
Equity Contracts (Written Options)	N/A	$–	Written Options, at value	$292,068
		$49,472		$292,068

Harvest Edge Equity Fund
Equity Contracts (Purchased Options)	Investments, at value	$905	N/A	$–
Equity Contracts (Written Options)	N/A	$–	Written Options, at value	$5,405
		$905		$5,405

Harvest Edge Bond Fund
Equity Contracts (Purchased Options)	Investments, at value	$905	N/A	$–
Equity Contracts (Written Options)	N/A	$–	Written Options, at value	$5,405
		$905		$5,405

Semi-Annual Report | April 30, 2018	29

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended April 30, 2018:

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Harvest Edge Absolute Fund
Equity Contracts (Purchased Options)	Net realized gains/(losses) from investments/Net change in unrealized appreciation/(depreciation) on investments	$(51,193)	$(190,647)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(454,256)	584,476
Total		$(505,449)	$393,829
Harvest Edge Equity Fund
Equity Contracts (Purchased Options)	Net realized gains/(losses) from investments/Net change in unrealized appreciation/(depreciation) on investments	$880	$(1,134)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(6,734)	3,548
Total		$(5,854)	$2,414
Harvest Edge Bond Fund
Equity Contracts (Purchased Options)	Net realized gains/(losses) from investments/Net change in unrealized appreciation/(depreciation) on investments	$880	$(1,134)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(6,734)	3,548
Total		$(5,854)	$2,414

For the Harvest Edge Absolute Fund the average option month-end notional value purchased and written during the period ended April 30, 2018, were $143,239 and $364,705, respectively. For the Harvest Edge Equity Fund the average option month-end notional value purchased and written during the period ended April 30, 2018, were $1,003 and $2,642, respectively. For the Harvest Edge Bond Fund the average option month-end notional value purchased and written during the period ended April 30, 2018, were $1,003 and $2,642, respectively.

30	www.hvmfunds.com

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

5. INVESTMENT ADVISORY AGREEMENT

Pursuant to its advisory agreement with the Trust, the Adviser provides investment advisory and certain related services and is entitled to a management fee, based on the net assets of each Fund, computed daily and payable monthly as show in the table below.

Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
0.65%	0.55%	0.45%

The Adviser has contractually agreed through March 1, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Funds to the extent necessary to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding, if applicable, Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) to 0.95%, 0.90% and 0.60% of the average daily net assets of each class of shares for Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund, respectively. The limitation may not be increased or terminated prior to this time without approval of the Board of Trustees and is subject to the Adviser’s recoupment rights. The Adviser is entitled to recoupment of previously waived or reduced fees, reimbursed expenses, and additional payments for three years from the date of the waiver, reduction, reimbursement, or additional payment, subject to the expense limitation in effect at the time of the waiver, reduction, reimbursement, or additional payment and at the time of the recoupment, if any.

As of April 30, 2018, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2021	Total
Harvest Edge Absolute Fund
Investor Class	$1,123	$1,123
Institutional Class	208,573	208,573
Harvest Edge Equity Fund
Investor Class	$29,477	$29,477
Institutional Class	13,968	13,968
Harvest Edge Bond Fund
Investor Class	$29,506	$29,506
Institutional Class	14,084	14,084

6. OTHER AGREEMENTS

Distribution and Service Plan: The Funds have adopted a plan of distribution for their Investor Class Shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class Shares and/or the provision of shareholder services to Investor Class shareholders. The Funds’ Board of Trustees has currently authorized fees under the Plan at an annual rate of 0.25% of the average daily net asset value. The total amount paid by each Fund under the Plan is shown on the Statements of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of the Funds’ shares.

Administration, Bookkeeping and Pricing Services Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations.

Transfer Agency Agreement: ALPS serves as the Transfer Agent to the Funds. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Funds.

Semi-Annual Report | April 30, 2018	31

Harvest Edge Funds	Notes to Financial Statements

April 30, 2018 (Unaudited)

Custody: UMB Bank, NA is the custodian of the Trust’s cash and investments. For its services, the Trust pays UMB Bank, NA asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal period end; accordingly, tax basis balances have not been determined as of April 30, 2018.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2018, were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Tax cost of portfolio investments	$11,234,352	$985,655	$984,906
Gross unrealized appreciation	$588,637	$3,999	$4,271
Gross unrealized depreciation	(190,874)	(12,007)	(9,685)
Net unrealized appreciation (depreciation)	$397,763	$(8,008)	$(5,414)

8. INVESTMENT TRANSACTIONS

Investment transactions for the period ended April 30, 2018, excluding U.S. Government Obligations and short-term investments, were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Purchases	$4,294,895	$992,569	$991,819
Sales	$1,124,998	$–	$–

32	www.hvmfunds.com

Harvest Edge Funds	Additional Information

April 30, 2018 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-(844) 434-4838 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov (once required to be filed).

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-(844) 434-4838.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on October 30, 2017 (Meeting), the Board of Trustees (Board) of Harvest Volatility Edge Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment advisory agreement between Harvest Volatility Management, LLC (Adviser) and the Trust, on behalf of each Fund (the Advisory Agreement) for an initial two-year period. The Independent Trustees met separately to consider the Advisory Agreement and received advice from Independent Trustee counsel throughout the process.

In considering the approval of the Advisory Agreement, the Board reviewed and considered information provided by the Adviser in connection with and at the Meeting and in connection with the Adviser’s October 19, 2017 presentation on the proposed Funds. The Board reviewed and considered all of the factors it deemed relevant in approving the Advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs of the services to be provided by the Adviser; and (iii) the extent to which economies of scale may be realized as each Fund grows. The Board also reviewed and considered the form of Advisory Agreement and the terms of the Advisory Agreement, which were explained at the Meeting.

In approving the Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the proposed terms of the Advisory Agreement are fair and reasonable and that such Advisory Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment advisory services to be provided by the Adviser to each Fund and its shareholders. This information included, among other things, the Funds’ proposed investment goals and the Adviser’s proposed investment strategies and ability to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of each Fund; the Adviser’s experience as the manager of other funds and accounts; the Adviser’s reputation within the industry; the personnel, operations, financial condition, and investment advisory capabilities, methodologies and resources of the Adviser; and the Adviser’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). The Board also took into account the Adviser’s acknowledgement of its day-to-day responsibility and accountability for the oversight of the Funds’ service providers and its representation that it believed it has appropriate personnel to effectively service the Funds and oversee such service providers. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Adviser to each Fund and its shareholders.

Fund Performance

The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of the Adviser. The Board also considered the performance of the Harvest Volatility Alpha Fund, LP, a Delaware limited partnership that commenced operations in October 2009, which the Adviser expects to reorganize into the Harvest Edge Absolute Fund upon its commencement of operations (the Reorganization). The Board noted that the private fund had positive, annualized returns for the one, three, and five year and since inception periods. The Board also noted that the Harvest Edge Absolute Fund is expected to assume the prior performance of the Harvest Volatility Alpha Fund, LP upon the closing of the Reorganization.

Semi-Annual Report | April 30, 2018	33

Harvest Edge Funds	Additional Information

April 30, 2018 (Unaudited)

Comparative Fees and Expenses

The Board reviewed and considered information regarding the proposed investment advisory fee to be charged to each Fund by the Adviser. In particular, the Board considered information relating to proposed fees and expenses for the Funds, including comparative data provided by FUSE Research Network LLC (FUSE), an independent organization, which compared the Funds’ proposed fees and expenses with those of other funds deemed comparable to the Funds as selected by FUSE (“Comparable Funds”). The Board noted FUSE’s explanation that the Funds are new and have relatively unique objectives and strategies and that after discussions with the Adviser around each Fund’s objectives, strategies and expected positioning in the marketplace, FUSE grouped each Fund with Comparable Funds that FUSE believes most closely align with the Fund’s objectives.

The Board then noted that for both the Institutional Class and Investor Class of each Fund the contractual management fee was below the median of the fee of the Fund’s Comparable Funds. The Board further noted that the net expenses for both the Institutional Class and Investor Class of each Fund were equal to or lower than the median of the net expenses of the Fund’s Comparable Funds, except that the net expenses of the Institutional Class of the Harvest Edge Equity Fund and the Investor Class of the Harvest Edge Absolute Fund were two or less basis points higher than the median of the net expenses of their applicable Comparable Funds. The Board concluded that the proposed investment advisory fee for each Fund is reasonable.

The Board then noted that the Adviser could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Adviser’s profitability with respect to the Funds.

Economies of Scale

The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s investment advisory fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that, given each Fund is new, it is not anticipated that any of the Funds will generate significant, if any, profit for the Adviser for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Advisory Agreement for each Fund for an initial two-year period.

34	www.hvmfunds.com

Page Intentionally Left Blank

Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc. is the Distributor for the Harvest Edge Funds.

Item 2.	Code of Ethics.

Not applicable – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

Not applicable – applies to listed companies only.

Item 6.	Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	July 9, 2018

By:	/s/ P. Joseph Clough
Name:	P. Joseph Clough
Title:	Treasurer

Date:	July 9, 2018